NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Interests in other entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests

a) Non-Controlling Interests (“NCI”) Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at December 31, 2024	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2023	$6,068	$1,128	$321	$739	$13	$329	($80)	$8,518
Share of income (loss)	548	63	25	69	7	(31)	—	681
Cash contributed	—	—	—	—	—	40	—	40
Disbursements	(454)	(48)	(24)	(48)	(4)	—	—	(578)
At December 31, 2023	$6,162	$1,143	$322	$760	$16	$338	($80)	$8,661
Share of income (loss)	884	101	53	(31)	—	(63)	—	944
Cash contributed	—	—	—	—	—	146	—	146
Disbursements	(667)	(84)	—	(34)	—	—	—	(785)
At December 31, 2024	$6,379	$1,160	$375	$695	$16	$421	($80)	$8,966
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.

b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests
Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
	As at Dec. 31, 2024	As at Dec. 31, 2023	As at Dec. 31, 2024	As at Dec. 31, 2023	As at Dec. 31, 2024	As at Dec. 31, 2023	As at Dec. 31, 2024	As at Dec. 31, 2023	As at Dec. 31, 2024	As at Dec. 31, 2023	As at Dec. 31, 2024	As at Dec. 31, 2023
Current assets	$3,812	$2,531	$776	$547	$332	$303	$974	$782	$136	$118	$94	$21
Non-current assets	14,590	14,094	5,210	5,244	2,215	2,006	3,446	3,747	183	225	933	752
Total assets	$18,402	$16,625	$5,986	$5,791	$2,547	$2,309	$4,420	$4,529	$319	$343	$1,027	$773
Current liabilities	807	704	1,245	1,079	636	760	284	171	138	135	241	62
Non-current liabilities	1,082	1,147	1,543	1,538	438	409	537	539	46	68	2	—
Total liabilities	$1,889	$1,851	$2,788	$2,617	$1,074	$1,169	$821	$710	$184	$203	$243	$62
Summarized Statements of Income

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Revenue	$6,616	$6,051	$1,429	$1,118	$1,265	$1,033	$1,346	$1,335	$399	$398	$—	$—
Income (loss) from continuing operations after tax	2,635	1,645	212	108	331	158	(174)	326	(4)	64	(126)	(62)
Other comprehensive loss	(4)	(8)	—	—	(1)	—	—	—	—	—	—	—
Total comprehensive income (loss)	$2,631	$1,637	$212	$108	$330	$158	($174)	$326	($4)	$64	($126)	($62)
Dividends paid to NCI[2]	$667	$454	$84	$48	$—	$—	$34	$48	$—	$4	$—	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Net cash provided by (used in) operating activities	$2,994	$2,667	$619	$447	$467	$238	$496	$467	($3)	$82	($180)	($38)
Net cash used in investing activities	(1,331)	(1,405)	(308)	(429)	(295)	(311)	(383)	(375)	(23)	(30)	(128)	(3)
Net cash provided by (used in) financing activities	(1,733)	(1,182)	(80)	42	(134)	(46)	(162)	(196)	(1)	(103)	380	54
Net increase (decrease) in cash and cash equivalents	($70)	$80	$231	$60	$38	($119)	($49)	($104)	($27)	($51)	$72	$13
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.
[2]Includes partner distributions.